Valuation and Qualifying Accounts Schedule II (Tables)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Summary of Valuation Allowance [Table Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions(1)		Other		Balance at End of Period
	(Dollars in millions)
Year Ended December 31, 2014
Reserves deducted from asset accounts:
Advance royalty recoupment reserve	$9.7	$(0.2)	$(1.9)	(2)	$—		$7.6
Reserve for materials and supplies	7.4	(0.1)	(2.7)		—		4.6
Allowance for doubtful accounts	7.4	1.5	(1.4)		(1.7)	(3)	5.8
Tax valuation allowances	1,634.1	569.4	—		(1,034.5)	(4)	1,169.0
Year Ended December 31, 2013
Reserves deducted from asset accounts:
Advance royalty recoupment reserve	$15.3	$0.1	$(5.7)	(2)	$—		$9.7
Reserve for materials and supplies	16.0	1.7	(10.3)		—		7.4
Allowance for doubtful accounts	13.7	4.3	(10.1)		(0.5)	(3)	7.4
Tax valuation allowances	1,481.8	(29.4)	—		181.7	(5)	1,634.1
Year Ended December 31, 2012
Reserves deducted from asset accounts:
Advance royalty recoupment reserve	$21.3	$2.9	$(9.0)	(2)	$0.1	(6)	$15.3
Reserve for materials and supplies	6.5	13.7	(4.2)		—		16.0
Allowance for doubtful accounts	17.0	(0.5)	(0.7)		(2.1)	(3)	13.7
Tax valuation allowances	79.8	521.5	(77.0)	(7)	957.5	(8)	1,481.8

(1)	Reserves utilized, unless otherwise indicated.

(2)	Deductions to advance royalty recoupment reserve represents the termination of federal and state leases.

(3)	Represents subsequent recovery of receivable amounts previously reserved.

(4)
Includes the write-off of valuation allowance against deferred tax assets related to the Australian Minerals and Resource Rent Tax (MRRT) due to the repeal of that legislation in 2014, along with an increase in valuation allowance during the period reflected directly in "Accumulated other comprehensive loss" and the impact of the 2014 decrease in Australian dollar exchange rates.

(5)	Related to the MRRT, as offset by the impact of the 2013 decrease in Australian dollar exchange rates.

(6)	Balances transferred from other accounts or reserves recorded as part of a property transaction or acquisition.

(7)	Deductions include write-off of loss carryforwards and reversal of related valuation allowances.

(8)
Includes changes to valuation allowances primarily related to deferred tax assets acquired in business combinations and initial deferred tax assets resulting from the MRRT implemented in Australia in 2012.